UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10503 _____________________________________________________

BlackRock New York Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal 2018 Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.2%
			Multi-State—7.4%
A3	$4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$ 4,276,440

			New York—134.6%
NR	1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24	12/11 @ 101	1,370,252
			Dorm. Auth.,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,083,160
AA-	1,800		City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,967,850
AA-	3,455	[4]	Mental Hlth. Svcs., Ser. A, 5.00%, 2/15/08	N/A	3,717,338
AA-	295		Mental Hlth. Svcs., Ser. A, 5.00%, 2/15/18	02/08 @ 102	305,003
AAA	2,510	[4]	Mental Hlth. Svcs., Ser. B, 5.50%, 8/15/11, MBIA	N/A	2,801,511
AAA	110		Mental Hlth. Svcs., Ser. B, 5.50%, 8/15/20, MBIA	08/11 @ 100	119,567
AA-	1,170	[4]	Upstate Cmnty., Ser. A, 5.00%, 7/01/09	N/A	1,265,940
AA-	2,060		Upstate Cmnty., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,130,782
AAA	1,000		Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,048,390
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,453,210
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	1,062,138
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,318,500
			New York City, GO,
A	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,239,240
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,467,350
A-	4,000		New York City Ind. Dev. Agcy. Civic Fac. Rev., YMCA of Greater New York Proj.,
			5.25%, 8/01/21	02/11 @ 100	4,127,080
			New York City Transl. Fin. Auth.,
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,180,150
AAA	1,895		Ser. C, 5.00%, 5/01/19	05/09 @ 101	1,980,180
AA	4,180		Niagra Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Niagra Univ. Proj.,
			Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,405,720
AA	4,130		Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,350,873
AA	3,875		Orange Cnty. Ind. Dev. Agcy. Civic Fac. Rev., St. Lukes Hosp. Newburg Proj.,
			Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,131,021
			Port Auth. of NY & NJ,
NR	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	05/05 @ 100	2,601,872
AAA	3,885	[5]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,031,659
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	3,923,280
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,040,440
AA-	3,500		Urban Dev. Corp. Correctional Facs., 5.00%, 1/01/19	01/08 @ 102	3,600,765
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. Civic Fac. Rev.,
			Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,956,678

					77,679,949

			Puerto Rico—8.2%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,964,960
BBB+	2,500	[4]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,773,575

					4,738,535

			Total Long-Term Investments (cost $81,703,667)		86,694,924

1

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.8%
1,050	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,050,000)	$ 1,050,000

	Total Investments—152.0% (cost $82,753,6676)	$ 87,744,924
	Other assets in excess of liabilities—2.4%	1,376,448
	Preferred shares at redemption value, including dividends payable—(54.4)%	(31,403,099)

	Net Assets Applicable to Common Shareholders—100%	$ 57,718,273

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 7.4% of it nets assets, with a current market value of $4,276,440, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	Cost for Federal income tax purposes is $82,758,276. The net unrealized appreciation on a tax basis is $4,986,648 consisting of $5,031,367 gross unrealized appreciation and $44,719 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

2

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Municipal 2018 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005